CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues	$ 177,883,105	$ 134,109,632	$ 37,334,966
Cost of revenue (including share-based compensation of US$31,510, US$53,850 and US$91,597 in 2017, 2018 and 2019, respectively)	(15,300,854)	(14,932,713)	(20,101,386)
Gross profit	162,582,251	119,176,919	17,233,580
Operating expenses:
General and administrative expenses (including share-based compensation of US$1,777,941, US$389,802 and US$568,077 in 2017, 2018 and 2019, respectively)	(16,256,192)	(10,728,807)	(8,366,698)
Research and development expenses (including share-based compensation of US$544,786, US$1,788,724 and US$2,806,587 in 2017, 2018 and 2019, respectively)	(26,935,497)	(19,324,657)	(12,868,356)
Sales and marketing expenses (including share-based compensation of US$70,707, US$127,095 and US$196,224 in 2017, 2018 and 2019, respectively)	(157,027,956)	(80,729,626)	(20,161,353)
Other operating income, net	872,269	1,609,159	190,338
Total operating expenses	(199,347,376)	(109,173,931)	(41,206,069)
(Loss) Income from operations	(36,765,125)	10,002,988	(23,972,489)
Interest income, net	763,497	214,730	481,932
Impairment loss of investment	(500,032)
Foreign exchange losses, net	(342,687)	(70,033)	(169,556)
(Loss) Income before income taxes	(36,844,347)	10,147,685	(23,660,113)
Income tax expense	(1,714)	(220)	(800)
Net (loss) Income	(36,846,061)	10,147,465	(23,660,913)
Deemed dividend from repurchase of preferred shareholders			(1,028,055)
Net (loss) Income attributable to ordinary shareholders	$ (36,846,061)	$ 10,147,465	$ (24,688,968)
Net (Loss) Income per ordinary share:
Basic (in dollars per share)	$ (0.01)	$ 0.003	$ (0.03)
Diluted (in dollars per share)	$ (0.01)	$ 0.003	$ (0.03)
Weighted average shares used in calculating net (loss) income per ordinary share:
Basic (in shares)	3,155,082,983	1,464,257,884	898,781,587
Diluted (in shares)	3,155,082,983	1,591,094,630	898,781,587
ADS
Net (Loss) Income per ordinary share:
Basic (in dollars per share)	$ (0.58)	$ 0.17	$ (1.37)
Diluted (in dollars per share)	$ (0.58)	$ 0.15	$ (1.37)